TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

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Transamerica AEGON Active Asset Allocation – Conservative VP

Transamerica AEGON Active Asset Allocation – Moderate Growth VP

Transamerica AEGON Active Asset Allocation – Moderate VP

Transamerica Vanguard ETF Portfolio – Aggressive Growth VP

Transamerica Vanguard ETF Portfolio – Balanced VP

Transamerica Vanguard ETF Portfolio – Conservative VP

Transamerica Vanguard ETF Portfolio – Growth VP

Effective immediately, the following replaces the information in the Prospectus and Summary Prospectuses under the section entitled “Management”:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Aegon USA Investment Management, LLC

Portfolio Managers:

Frank Koster, Lead Portfolio Manager since 2013 David Halfpap, CFA, Portfolio Manager since 2012 Frank Rybinski, CFA Portfolio Manager since 2012

Effective immediately, the following replaces the information in the Prospectus under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years

Frank Koster	Aegon USA Investment Management, LLC

Lead Portfolio Manager of the portfolio since 2013; Head of Fixed Income with Aegon USA Investment Management, LLC since 2013; Managing Director/Chief Investment Officer with Dwight Asset Management (2009-2012); Senior Portfolio Manager-Co-Head of High Grade Fixed Income Team with Wells Capital Management (1999-2009)

David Halfpap, CFA	Aegon USA Investment Management, LLC

Portfolio Manager of the portfolio since 2012; Portfolio Manager with Aegon USA Investment Management, LLC since 1979; Senior Vice President (1995 – present); Head of Investment Strategy since 2011; Member of Pension Investment Committee

Frank Rybinski, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2012; joined Aegon USA Investment Management, LLC in 2008; Portfolio Manager and Credit Strategist; prior to 2008, Credit Analyst at UBS Investment Bank

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Investors Should Retain this Supplement for Future Reference

August 20, 2013

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